THE SWISS
                                 ---------------
                                    HELVETIA
                                 ---------------
                                   FUND, INC.
                                 ---------------




                                Quarterly Report
                                For the Period Ended
                                March 31, 1997





  A Swiss
Investments
   Fund



THE SWISS HELVETIA FUND, INC.
      Executive Offices
The Swiss Helvetia Fund, Inc.
     630 Fifth Avenue
        Suite 915
New York, New York 10111-0001
     1-888-SWISS-00
     (212) 332-2760
   http://www.swz.com

                        THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Directors and Officers

Paul Hottinguer
Chairman and
Chief Executive Officer

Eric R. Gabus
Vice Chairman
(Non officer)

Claude Frey
Director

Jean-Louis Gillieron
Director

Baron Hottinger
Director

Claude Mosseri-Marlio
Director

Stephen K. West, Esq.
Director

Samuel B. Witt III, Esq.
Director

Rodolphe Hottinger
Acting President and
Chief Operating Officer

Rudolf Millisits
Vice President

Edward J. Veilleux
Vice President and Treasurer

Scott J. Liotta
Vice President

Paul R. Brenner, Esq.
Secretary

Joseph A. Finelli
Assistant Treasurer

Investment Advisor
Hottinger Capital Corp.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
(212) 332-7930

Administrator
Investment Company Capital Corp.

Custodian
PNCBank, N.A.

Transfer Agent
PNC Bank, N.A.
(800) 852-4750

Legal Counsel
Paul R. Brenner, Esq.
and
Christy & Viener

Independent Auditors
Deloitte & Touche LLP


The Investment Advisor

The Fund is managed by Hottinger Capital Corp., which is 100% owned by the Hottinger Group.

The Hottinger Group includes Banque Hottinguer, which was formed in Paris in 1786 and is one of Europe's oldest private banking firms. The Hottinger Group has remained under the control of the Hottinger family through seven generations. It has offices in New York, Zurich, Geneva, Paris and Luxembourg.

Executive Offices
The Swiss Helvetia Fund, Inc.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
1-888-SWISS-00 (1-888-794-7700)
(212) 332-2760

For inquiries and reports:
1-888-SWISS-00 (1-888-794-7700)
Fax (212) 332-7931

Website Address
http://www.swz.com

The Fund

The Swiss Helvetia Fund, Inc. is a non-diversified, closed-end investment company whose objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies. The Fund, listed on the New York Stock Exchange under the symbol "SWZ," is managed by Hottinger Capital Corp.

Net Asset Value is calculated every Friday by 6:00 P.M. (Eastern Standard Time). The most recent calculation is available by calling 1-888-SWISS-00 or by accessing our Website. Weekly Net Asset Value is also published in Barron's, the Monday edition of The Wall Street Journal and the Saturday edition of The New York Times.


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                            THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders

First Quarter Results

     The Swiss market turned in a strong performance for the first quarter of 1997. The 17.29% return of the Swiss Performance Index nearly equaled its results for all of 1996. While the continued weakness of the Swiss franc in relation to the U.S. dollar served to offset some of this return for U.S. investors, the market's first quarter gain of 9.12% in dollar terms was more than satisfactory. The Swiss Helvetia Fund's first quarter return of 8.53% on its net asset value was consistent with these results.

     The Fund's slightly lower performance came from the underperformance of three of its major holdings. First, ABB Asea Brown Boveri's results for 1996 came out short of expectations, due to fierce competition in power generation and continuing weak business in Europe. Second, Swiss Reinsurance Company's share performance did not keep up with the market due to fears surrounding the Lloyd's reinsurance market. Third, Societe Generale de Surveillance shares have been under pressure because of the loss of two government contracts, which will hamper 1997's results. Despite these problems, which we believe are temporary, the quality of these companies remains intact because they have strong positions in their respective businesses.

     Nevertheless, the Fund's performance was significantly better than the 2.67% return posted by U.S. stocks as represented by the Standard & Poor's 500 Index and the 1.57% loss experienced in international markets as represented by the Morgan Stanley Europe, Australia and Far East (EAFE) Index.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                    March 31,     December 31,
                                      1997            1996
--------------------------------------------------------------------------------
  Net Assets
--------------------------------------------------------------------------------
    (in Million SFr)                 462.1           396.1
--------------------------------------------------------------------------------
    (in Million $)                   321.3           296.0
--------------------------------------------------------------------------------
  Outstanding Shares (000)          12,262          12,262
--------------------------------------------------------------------------------
  Net Asset Value per Share ($)      26.20           24.14
--------------------------------------------------------------------------------



The Quarter in Review

     The Swiss domestic economy continues to be sluggish. Although inflation remains subdued at a current annualized rate of 1/2 of 1%, expectations for GDP growth are situated below 1% and unemployment, at 5.7%, continues at a relatively high rate for Switzerland. We believe the positive results of the first quarter were due to several factors.

     o Unappealing yields of 1.25% to 1.50% for money market instruments and approximately 3.60% for five-year bonds drove Swiss investors to commit their cash to equities, where they found prospects for capital appreciation and, in some cases, dividend yields that were competitive with fixed-income investments. The charge was led by Swiss institutions, which had no sound alternative, and international investors, who were attracted by the positive prospects for the Swiss franc.

     o Swiss companies continued to simplify their corporate structures and emphasize shareholder value through such activities as buying back their shares and distributing excess capital to their shareholders. Positive investor recep-

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                            THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------


tion to these activities was especially evident in the successful offering of Ciba Specialty Chemicals after its spin-off from Novartis.

     o The current level of the Swiss franc in relation to the major currencies continues to improve the competitiveness of the Swiss export sector, which led international brokerage houses to raise earnings estimates for these companies. This was a particularly powerful development since the 20 largest Swiss companies, which account for over 80% of the Swiss market's capitalization, have significant exposure to the foreign markets. On the other hand, the Swiss franc, again benefiting from its particular status outside the European Monetary Union
(EMU), seems to have found some support at the current level. This recent development has also attracted capital inflows from international portfolios.

     o Investor perception of the banking sector improved, largely based upon a belief that the reorganization of the corporate structure of the big Swiss banks will allow them to participate in growing opportunities in international business. The market was also recognizing the banks' efforts to streamline their domestic business. The Fund's investments in such international banks as Credit Suisse, Swiss Bank Corp. and Baer Holdings benefited from this development.

Outlook for the Remainder of the Year

     We believe that the trend toward higher interest rates in the U.S. will not be repeated in Switzerland. While the U.S. Federal Reserve is adopting a more restrictive monetary policy, the Swiss National Bank, recognizing that Switzerland is in a different economic cycle, will remain accommodative. This should serve to support the Swiss equity market and prevent any big correction. The recent small appreciation of the Swiss franc and the latest economic reports point in this direction.

The Fund's Discount

     During the quarter, the Fund continued to trade at a discount to its net asset value. While it appeared that a marketing effort geared toward generating interest in the Fund's shares was initially successful in narrowing this discount, the market price failed to keep up with the increase in net asset value due to the Fund's strong first quarter performance. As a result, the Fund's discount was approximately the same at the end of the quarter as it was at the beginning. The


--------------------------------------------------------------------------------
The Swiss Helvetia Fund--Ten Largest Holdings (in U.S. dollars)
As of March 31, 1997
--------------------------------------------------------------------------------
                                                               % of Total
                                       Cost      Market Value  Net Assets
--------------------------------------------------------------------------------
   1. Novartis Ltd.               $ 31,190,468   $ 69,817,267    21.7%
   2. Roche Holding AG              16,329,129     51,475,669    16.0
   3. Nestle AG                     18,418,475     33,969,413    10.6
   4. Credit Suisse Group           10,607,620     17,293,014     5.4
   5. Zurich Insurance               9,616,530     16,375,391     5.1
   6. Swiss Reinsurance
      Company                        8,253,411     15,954,119     5.0
   7. Union Bank of
      Switzerland                    6,499,572     11,694,126     3.6
   8. Swiss Bank
      Corporation                    8,347,002     11,561,672     3.6
   9. ABB Asea Brown
      Boveri Ltd.                    9,808,468     11,425,096     3.6
  10. Winterthur
      Schweizerische
      Versicherungs-
      Gesellschaft                   4,769,514      5,561,349     1.7
--------------------------------------------------------------------------------

     Total                        $123,840,189   $245,127,116    76.3%
--------------------------------------------------------------------------------

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------


Fund will continue its marketing efforts through its Internet site and toll-free line as well as meetings with brokers and analysts on a regular basis. We are confident that the underlying assets of the Fund, priced at a significant discount, should attract attention, especially from investors concerned about excessive valuations in the U.S. market.

In Memoriam

     We have the sad duty of reporting to you the loss of a friend and colleague. Henry B. Hyde, a director of the Fund from its inception in 1987 until his retirement a year ago, passed away this month. Henry was an accomplished international lawyer who brought grace, humor and wisdom to the board's deliberations. He will be missed.

Sincerely,


/s/ Paul Hottinguer
-------------------
Paul Hottinguer
Chairman and Chief Executive Officer



/s/ Rodolphe Hottinger
----------------------
Rodolphe Hottinger
Acting President and Chief Operating Officer

April 21, 1997



--------------------------------------------------------------------------------
The Swiss Helvetia Fund--Portfolio Holdings per Industry
as of March 31, 1997
--------------------------------------------------------------------------------
  Pharmaceuticals         38.2%
  Cash and Equiv.          0.5
  Food, Luxury Goods      11.2
  Insurance               12.3
  Machinery                3.8
  Banks                   13.1
  Chemicals                4.3
  Misc. Services           4.4
  Misc. Industries         3.8
  Building Contractors     1.2
  Electrical Engineering   6.1
  Retailers                0.3
  Transport                0.8
--------------------------------------------------------------------------------

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets                                           March 31, 1997
(Unaudited)


                                                                  Percent
No. of                                                             of Net
Shares            Security                           Value         Assets
--------------------------------------------------------------------------------
         Common Stocks and Warrants - 99.5%

         Banks - 13.1%

  1,200  Baer Holdings Ltd.
         Bearer Shares                            $ 1,451,512      0.5%
         Banking group specializing in asset
         management, investment consulting
         and securities trading.
144,000  Credit Suisse Group*
         Registered Shares                         17,293,014      5.4
         A global financial services institution
         whose main holding is Credit Suisse,
         one of Switzerland's "Big Three" banks.
 13,000  Schweizerische Bankgesellschaft*
         (Union Bank of Switzerland)
         Bearer Shares                             11,694,126      3.6
         Largest Swiss full-service bank.
         Schweizerischer Bankverein*
         (Swiss Bank Corporation)
 54,000  Registered Shares                         11,543,274      3.6
  3,950  Warrants Expiring 6/30/00**                   18,398       --
         One of the three largest international
         Swiss banks.                             -----------     ----
                                                   42,000,324     13.1

         Building Contractors & Materials - 1.2%

    800  Forbo Holdings Ltd.
         Bearer Shares                                329,788      0.1
         Manufacturer of wall and floor coverings.
  3,100  Holderbank Financiere Glarus AG
         Bearer Shares                              2,379,145      0.8
         Large cement producer with worldwide
         operations.
  2,000  Keramik Holding AG Laufen
         Bearer Shares                              1,014,946      0.3
         One of the largest suppliers in the world
         of floor and wall tiles, sanitary fittings,
         crockery and ceramics.                   -----------     ----
                                                    3,723,879      1.2

         Chemicals - 4.3%

 50,000  Ciba Specialty Chemicals AG
         Registered Shares**                      $ 4,136,253      1.3%
         The company, a spin-off from Novartis
         in February 1997, develops, manufactures
         and markets specialty chemical products
         worldwide. These products include
         additives, performance polymers,
         textile dyes, consumer care chemicals
         and pigments.
  3,400  Clariant AG
         Registered Shares                          1,675,773      0.5
         Specializes in color chemistry and
         manufactures a range of dyestuffs,
         pigments, chemicals, additives and
         masterbatches for the textile, paper,
         leather, plastics, synthetic fibers and
         paint industries.
    400  EMS Chemie Holding AG
         Bearer Shares                              1,651,721      0.5
         Produces polymers and manufactures
         high-grade chemical intermediates
         and fine chemicals.
    800  Gurit-Heberlein AG
         Bearer Shares                              1,929,788      0.6
         European market leader for wind
         screen bonding systems, ski bases
         and optically pure thermoplastic
         sheeting for the auto industry.
  1,400  Schweizerhall Holding AG
         Registered Shares                          1,187,348      0.4
         Wholesale trader in chemical and
         pharmaceutical intermediate products,
         as well as in the perfume and fertilizer
         businesses.
  3,000  Siegfried AG
         Registered Shares                          2,752,868      0.9
         International producer and supplier of
         chemicals and pharmaceuticals for
         major businesses.

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                               March 31, 1997
(Unaudited)


                                                                  Percent
No. of                                                             of Net
Shares            Security                           Value         Assets
--------------------------------------------------------------------------------
       Common Stocks and Warrants - (continued)

       Chemicals - (continued)

       Sika Finanz AG
 2,000 Bearer Shares                              $   488,008       0.1%
 3,000 Registered Shares                              131,387        --
       Leading producer of construction
       chemicals.                                 -----------      ----
                                                   13,953,146       4.3

       Electrical Engineering & Electronics - 6.1%

 9,500 ABB Asea Brown Boveri Ltd.*
       Bearer Shares                               11,425,096       3.6
       One of the largest electrical engineering
       firms in the world.
 8,000 Agie Charmilles Holding AG
       Registered Shares                              800,834       0.2
       Holding company for a group of
       companies that produce electric discharge
       erosion machines and equipment for the
       automobile and electronics industries.
       Agie Holdings distributes and sells
       products internationally.
   500 Ascom Holdings Ltd.
       Bearer Shares**                                535,627       0.2
       Through its subsidiaries, active in
       telecommunications, services automation
       and enterprise networks throughout
       Europe and the United States.
 2,000 Belimo Automation AG
       Registered Shares                              431,005       0.1
       World market leader in damper and
       volume control actuators for ventilation
       and air conditioning equipment.
   600 Disetronic Holding AG
       Bearer Shares**                              1,226,277       0.4
       Leading company in medical technology.
       Manufactures and markets infusion
       systems and injection systems used to
       administer insulin and growth hormones.
 1,200 Kaba Holding Ltd.
       Registered Shares                              433,785       0.1
       Specializes in mechanical and electronic security systems.

       Electrical Engineering & Electronics - (continued)

 1,000 Micronas Semiconductor Holding AG
       Bearer Shares                              $   722,975       0.2%
       Develops, produces and markets
       mixed-signal integrated circuits
       and systems.
 1,200 Phonak Holding AG
       Registered Shares                              846,715       0.3
       A leader in hearing aids, ranked fourth
       in the world.
       Swiss Corporation for Micro-electronics
       and Watchmaking Industries Ltd. (SMH)
 4,150 Bearer Shares                                2,307,960       0.7
 4,000 Registered Shares                              519,986       0.2
       Watchmaking company.
   400 Zellweger Luwa AG
       Bearer Shares                                  298,922       0.1
       Worldwide diversified industrial and
       service company active mainly in textile
       electronics, air filtering and conditioning
       techniques.                                -----------      ----
                                                   19,549,182       6.1

       Food, Luxury Goods - 11.2%

 1,800 Hero AG
       Bearer Shares                                  857,143       0.3
       Leading Swiss manufacturer of branded
       jams and preserves.
    50 Lindt & Spruengli AG
       Registered Shares                              966,284       0.3
       Major manufacturer of premium
       Swiss chocolates.
29,000 Nestle AG*
       Registered Shares                           33,969,413      10.6
       Largest food and beverage processing
       company in the world.                      -----------      ----
                                                   35,792,840      11.2

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                               March 31, 1997
(Unaudited)


                                                                  Percent
No. of                                                             of Net
Shares            Security                           Value         Assets
--------------------------------------------------------------------------------
       Common Stocks and Warrants - (continued)

       Insurance - 12.3%

   700 Baloise-Holding
       Registered Shares                          $ 1,430,657      0.4%
       Medium-sized insurer active in all
       sectors of insurance.
15,000 Schweizerische Ruckversicherungs -
       Gesellschaft*
       (Swiss Reinsurance Company)
       Registered Shares                           15,954,119      5.0
       Second largest reinsurance company
       in the world.
   700 Swiss Life Insurance and
       Pension Company (Rentenanstalt)
       Participation Certificates                     224,818      0.1
       Medium-sized Swiss life insurance
       company.
 8,000 Winterthur Schweizerische
       Versicherungs-Gesellschaft*
       Registered Shares                            5,561,349      1.7
       Leading Swiss international insurance
       company.
52,000 Zurich Schweizerische
       Versicherungs-Gesellschaft*
       (Zurich Insurance)
       Registered Shares                           16,375,391      5.1
       A large worldwide insurance operator.      -----------     ----
                                                   39,546,334     12.3

       Machinery - 3.8%

   400 Bobst Ltd.
       Bearer Shares                                  590,893      0.2
       Leading international manufacturer of
       cardboard packaging machines.
 2,000 Bucher Holding Ltd.
       Bearer Shares                                1,710,115      0.5
       Manufacturer of agricultural machines,
       special vehicles, fruit juice equipment
       and plastics machines.

       Machinery - (continued)

   600 Esec Holding AG
       Bearer Shares                              $ 1,856,100      0.6%
       Market leader in the field of die bonding
       technology used by manufacturers of
       semiconductors.
11,500 Mikron Holding AG
       Registered Shares**                          1,558,916      0.5
       Machine tools and milling machine
       producer.
 2,400 Saurer Gruppe Holding AG
       Registered Shares**                          1,147,862      0.3
       Machinery maker with dominant
       market share.
 2,200 Schindler Holding AG
       Registered Shares                            2,569,343      0.8
       One of the world's largest elevator
       companies and a leading Swiss
       machinery enterprise.
 1,000 SIG Schweizerische Industrie-
       Gesellschaft Holding AG
       Registered Shares                            1,237,400      0.4
       Medium-sized machinery manufacturer
       with interests in the packaging, defense
       and railway industries.
 2,500 Sulzer AG
       Registered Shares                            1,642,336      0.5
       A machine manufacturer and worldwide
       leader in weaving machines and sewing
       machines.                                  -----------     ----
                                                   12,312,965      3.8

       Miscellaneous Industries - 3.8%

 1,200 AFG Arbonia-Forster Holding AG
       Bearer Shares**                                625,652      0.2
       Manufacturer of heating radiators,
       refrigeration kitchen equipment and
       steel tubing.

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                               March 31, 1997
(Unaudited)


                                                                  Percent
No. of                                                             of Net
Shares            Security                           Value         Assets
--------------------------------------------------------------------------------
       Common Stocks and Warrants - (continued)

       Miscellaneous Industries - (continued)

       Alusuisse-Lonza Holding AG
 1,600 Bearer Shares                               $ 1,334,724      0.4%
 3,400 Registered Shares                             2,874,105      0.9
       A major aluminum producing and
       processing company.
   200 Baumgartner Papiers S.A.
       Registered Shares                                72,993       --
       Swiss paper company active in the field of
       wholesale paper, paper processing,
       manufacturing of cigarette filters and
       capillary reservoirs.
   600 Christ AG
       Registered Shares**                             356,621      0.1
       Manufactures and markets water
       purification systems and produces
       customized systems for high-tech,
       industrial-scale water treatment plants
       as well as standard systems.
   300 Datwyler Holding AG
       Bearer Shares                                   530,761      0.2
       Diversified manufacturer of
       telecommunication cable, floor coverings and
       precision steel tubing.
 1,000 Huber & Suhner AG
       Registered Shares                             1,108,794      0.3
       Manufactures a wide range of products,
       extending from cables for energy and
       electrical transmission to special
       products such as rubber.
   800 Industrieholding Cham AG
       Registered Shares**                             494,960      0.2
       Manufactures paper and storage logistics
       systems and owns real estate.
 1,000 Kardex AG
       Bearer Shares                                   326,034      0.1
       Specializing in industrial and office
       storage systems, office machinery,
       safety and computer software.

       Miscellaneous Industries - (continued)

15,000 Oerlikon-Buehrle Holding AG
       Registered Shares**                         $ 1,509,385      0.5%
       The diversified holding company includes
       Bally (shoes and accessories), Balzers
       and Leybold (surface technologies),
       Oerlikon Contraves (military products and
       space technology), Pilatus (aircraft), Kunz
       and Dietfurt (threads and yarns), real
       estate and hotels.
 1,800 Phoenix Mecano AG
       Bearer Shares                                   850,886      0.3
       Leading Swiss packaging manufacturer
       for the mechanical engineering and
       electronics industry.
 1,400 Stratec Holding AG
       Registered Shares                             1,965,937      0.6
       Develops, produces and distributes
       instruments and implants used in
       orthopedic and maxilofacial surgery.        -----------     ----
                                                    12,050,852      3.8

       Miscellaneous Services - 4.4%

 4,000 Adecco SA
       Bearer Shares                                 1,304,136      0.4
       Personnel and temporary employment
       company.
   890 Bossard Holding AG
       Bearer Shares                                   355,753      0.1
       Manufactures fastening elements,
       industrial adhesives, tools, pneumatics
       and handling modules and automated
       assembly systems.
 3,200 Compagnie Financiere Richemont AG
       Bearer Shares                                 4,237,748      1.3
       Investment company with principal
       interests in luxury goods and tobacco.

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                               March 31, 1997
(Unaudited)


                                                                  Percent
No. of                                                             of Net
Shares            Security                           Value         Assets
--------------------------------------------------------------------------------
       Common Stocks and Warrants - (continued)

       Miscellaneous Services - (continued)

 2,000 Intershop Holding Ltd.
       Bearer Shares                               $  1,095,586     0.3%
       Involved in the construction and funding
       of shopping centers and property for
       commercial use, both nationally and
       internationally.
   800 Kuoni Travel Holding Ltd.
       Registered Shares                              2,257,908     0.7
       Leader in the Swiss travel and tourism
       sector with subsidiaries in the United
       Kingdom, Germany, France and Austria.
 2,000 Movenpick Holding Ltd.
       Bearer Shares                                    604,797     0.2
       Through its subsidiaries, invests in the
       hotel and restaurant business worldwide.
       The company also produces food items
       under the Movenpick name, including
       ice cream, coffee, salmon and jams.
 4,000 Publicitas Holding SA
       Participation Certificates                       721,585     0.2
       Largest Swiss advertising intermediary.
 1,600 Societe Generale d'Affichage SA
       Participation Certificates                       622,871     0.2
       Swiss advertising firm.
 8,000 Societe Generale de Surveillance
       Holding AG
       Registered Shares                              3,058,742     1.0
       World's leading inspection company
       and adjusting group.                        ------------    ----
                                                     14,259,126     4.4

       Pharmaceuticals - 38.2%

 1,200 Ares Serono SA
       Bearer Shares                                  1,579,979     0.5
       Develops and markets pharmaceutical
       and diagnostic products, and is the
       worldwide market leader in pharmaceutical products for the treatment of infertility.

       Pharmaceuticals - (continued)

56,233 Novartis Ltd.*
       Registered Shares                           $ 69,817,267    21.7%
       Life science group created by the
       consolidation of Sandoz and Ciba-Geigy.
       Manufactures health care products
       for use in a broad range of medical
       fields, as well as agricultural products,
       and is the second largest pharmaceutical
       entity in the world.
 5,950 Roche Holding AG*
       Dividend Rights Certificates                  51,475,669    16.0
       Worldwide pharmaceutical company.           ------------    ----
                                                    122,872,915    38.2

       Retailers - 0.3%

 1,000 Jelmoli Holding Ltd.
       Bearer Shares                                    574,904     0.2
       Operates a network of retail/service
       outlets throughout Switzerland,
       including local dry cleaners, auto body
       shops, opticians, interior decorators,
       travel agencies, restaurants,
       pharmacies and retailers.
 1,600 Prodega AG
       Registered Shares                                450,469     0.1
       Swiss market leader that operates
       "Cash and Carry."                           ------------    ----
                                                      1,025,373     0.3
       Transport - 0.8%

 2,200 Danzas Holding AG
       Participation Certificates                       434,341     0.1
       Third largest forwarding agent in the
       world and the market leader in Europe.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (concluded)                               March 31, 1997
(Unaudited)


                                                                  Percent
No. of                                                             of Net
Shares            Security                           Value         Assets
--------------------------------------------------------------------------------
       Common Stocks and Warrants - (concluded)

       Transport - (continued)

   700 Kuehne & Nagel International AG
       Registered Shares                            $  390,754      0.1%
       Operates sea freight, land and rail
       transportation businesses and
       warehousing and distribution facilities.
 2,000 Swissair AG
       Registered Shares**                           1,785,190      0.6
       Switzerland's largest airline company.       ----------     ----
                                                     2,610,285      0.8




                                                                  Percent
No. of                                                             of Net
Shares                                               Value         Assets
--------------------------------------------------------------------------------
574,123        Total Common Stocks and Warrants
               (Cost $184,694,311)***              $319,697,221     99.5%

               Other Assets in Excess
               of Liabilities                         1,553,568      0.5
                                                   ------------    -----
               Net Assets Applicable to
               12,261,692 Shares of
               Common Stock Outstanding            $321,250,789    100.0%
                                                   ============    =====
               Net Asset Value Per Share
               ($321,250,789 / 12,261,692)               $26.20
                                                         ======

--------------------------------------------------------------------------------
   *One of the ten largest portfolio holdings.
  **Non-income producing security.
 ***Also aggregate cost for federal tax purposes.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------


                           Dividend Reinvestment Plan
                           --------------------------

  The Dividend Reinvestment Plan offers you a convenient and automatic way to reinvest your income dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact the Fund's transfer agent at PNCBank, N.A., P.O. Box 8950, Wilmington, DE, 19899, (800) 852-4750. If your shares are held by your brokerage firm, please contact your investment representative.

  This report is sent to the stockholders of The Swiss Helvetia Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                              --------------------

  Notice is hereby given in accordance with section 23(c) of The Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.